Condensed Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Of Comprehensive Income [Abstract]
Net loss	$ (12,475)	$ (7,224)	$ (2,868)
Items that may be classified subsequently to profit or loss
Cumulative translation adjustment on consolidation of foreign subsidiary, net of tax	911	695	(137)
Other comprehensive income (loss)	911	695	(137)
Comprehensive loss	$ (11,564)	$ (6,529)	$ (3,005)